Significant Accounting Policies and Recent Accounting Pronouncements, textuals 1 (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Building Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	55 years
Property, plant and equipment, salvage value	$ 0
Automobiles Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10 years
Office Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Vehicles Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Computer Equipment Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Software Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Drybulkers [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	25 years